Touchstone Strategic Income Fund Investment Objectives and Goals - Touchstone Strategic Income Fund	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Touchstone Strategic Income Fund Summary
Objective [Heading]	The Fund’s Investment Goal
Objective, Primary [Text Block]	The Touchstone Strategic Income Fund (the “Fund”) seeks a high level of current income with a focus on capital preservation.